Finance Costs, Net (Tables)	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Components of Net Interest Expense	The components of net interest expense are as follows:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2026	2025	2026	2025
Interest expense:
Debt	37	28	65	58
Other, net	8	8	15	14
Fair value (gains) losses on financial instruments
Debt	(6)	-	(7)	-
Fair value hedges	6	-	7	-
Cash flow hedges, transfer from equity	-	(28)	-	(27)
Net foreign exchange losses on debt	-	28	-	27
Net interest expense - debt and other	45	36	80	72
Net interest expense - leases	4	4	7	7
Net interest expense - pension and other post-employment benefit plans	5	6	11	13
Interest income	(7)	(11)	(12)	(27)
Net interest expense	47	35	86	65

Components of Finance (Income) Costs

The components of other finance (income) costs are as follows:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2026	2025	2026	2025
Net (gains) losses due to changes in foreign currency exchange rates	(6)	50	(14)	56
Other	(2)	(2)	(3)	2
Other finance (income) costs	(8)	48	(17)	58